Subsequent Events (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 01, 2025	Sep. 24, 2024
First Instalment [Member]
Subsequent Events [Line Items]
Instalments amount				$ 250,000
Subsequent Event [Member] | Loan Payables [Member]
Subsequent Events [Line Items]
Settlement agreement amount				1,000,000
Subsequent Event [Member] | First Instalment [Member]
Subsequent Events [Line Items]
Instalments amount				$ 250,000
Forecast [Member] | Second Instalment [Member]
Subsequent Events [Line Items]
Instalments amount		$ 500,000	$ 500,000
Forecast [Member] | Final Instalment [Member]
Subsequent Events [Line Items]
Instalments amount	$ 250,000